Income Taxes	12 Months Ended
May 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
18.	INCOME TAXES
Cayman Islands & BVI
The Company and Koolearn Holding are tax-exempted companies incorporated in the Cayman Islands. Under the current law of the Cayman Islands, the Company and Koolearn Holding are not subject to income, corporate or capital gains tax, and the Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to the Cayman Islands income or corporation tax.
The Company’s subsidiary, Abundant
 State Limited
, is incorporated in BVI and is not subject to income tax.
United States (“US”)
Walkite International Academy (U.S.A.) Co.,Ltd.
 and Blingabc
 Limited
are incorporated in the U.S.A. and are subject to federal income tax and state income tax at 21% and 8.84%, respectively.
In December 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code including, but not limited to, (1) reducing the U.S. federal corporate tax rate, (2) requiring a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries that is payable over eight years, and (3) bonus depreciation that will allow for full expensing of qualified property. The impact of the Tax Act is not material to the Group’s operation and resulted in a decrease in income tax rate from 35% before January 1, 2018 to 21% after January 1, 2018 for tax and income earned as determined in accordance with the relevant tax rules and regulations.
United Kingdom (“UK”)
Walkite International Academy Co., Ltd.
 and
New Oriental Vision Overseas Consulting (U.K.) Ltd
 are incorporated in the UK and are subject to income tax rate at 19%.
Australia
New Oriental Vision Overseas Consulting Australia Pty Ltd.
 is incorporated in Australia and is subject to income tax rate at 30%.
Cananda
Walkite International Academy (Canada) Co., Ltd
and
New Oriental Vision Overseas Consulting Canada Inc.
 is incorporated in Cananda and is subject to income tax rate at 26.5%.
Hong Kong
Smart Shine, Winner Park, Elite Concept, One World
 Limited,
 Garden House
 Limited,
 Koolearn Tech and Asia Pacific are incorporated in Hong Kong. Under the current Hong Kong Inland Revenue Ordinance, from the year of assessment 2018/2019 onwards, the subsidiaries in Hong Kong are subject to profits tax at the rate of 8.25% on assessable profits up to HK$2 million; and 16.5% on any part of assessable profits over HK$2 million. Elite Concept and Smart Shine received special dividend of US$69,567, US$43,420 and US$59,696 during the years ended May 31, 2018, 2019 and 2020, respectively. Withholding taxes of US$6,957, US$2,171 and US$

3,062 in connection with the dividends were fully paid during the years ended May 31, 2018, 2019 and 2020, respectively.

No provision
in Winner Park, One World Limited, Garden House Limited, Koolearn Tech and Asia Pacific for Hong Kong profit tax has been made in the consolidated financial statements as they do not have any assessable income for the years ended May 31, 2018, 2019 and 2020.
PRC
The Company’s PRC subsidiaries, the VIEs, the VIE’s subsidiaries and schools are subject to 25% standard enterprise income tax except for those accepted as qualified for small-scale enterprises, or granted preferential tax treatment.
Significant components of provision for income taxes for the years ended May 31, 2018, 2019 and 2020 were as follows:

	For the years ended May 31,
	2018	2019	2020
	US$	US$	US$
Current:
PRC	72,785	103,031	142,992

Deferred:
PRC	(13,377)	(17,317)	(8,630)

Total provision for income taxes	59,408	85,714	134,362

Enterprises that qualify as a high and new technology enterprise (“HNTE”) are subject to a tax rate of 15%. Beijing Right Time, Beijing Joy Trend, Beijing Decision, Beijing Hewstone and Xuncheng’s HNTE certificates terminated as of December 31, 2019, and these enterprises are in the process of renewing their qualification of “high and new technology enterprises.” Once their renewals are completed, these companies will be eligible for a favorable enterprise income tax rate of 15% starting January 1, 2020. Beijing Smart Wood, Beijing Pioneer, Beijing Top, Beijing Shenghe, Dogwood and Kuxue Huisi continued to qualify as HNTE and were subject to a tax rate of 15% during the year ended May 31, 2020.

Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the Enterprise Income Tax (“EIT”) for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years. Beijing Magnificence, Beijing Jinghong, Beijing
Zhiyuan Hangcheng
 Software Technology Company Limited
,
 Beijing Chuangying
Oriental Technology Co., Ltd
and Beijing Zhihong
 Oriental Technology Co., Ltd
were qualified as NESE and enjoyed the EIT tax benefit from January 2015 to December 2019, from January 2017 to December 2021, from January 2019 to December 2023
, from January 2019 to December 2023,
and from January 2019 to December 2023, respectively.
Beijing Magnificence has been recognized as HNTE in December 2019. This company is
entitled to enjoy the tax rate of
15% since January 1, 2020.
Since its establishment through May 31, 2020, Beijing Haidian School was not required by the governing tax bureau to pay any EIT. If Beijing Haidian School is required to pay EIT in the future, this could have material impact to the Group’s consolidated financial statements. However, the Group believes that it is more likely than not that any change to the tax treatment of Beijing Haidian School shall be prospectively applied.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2018	2019	2020
	US$	US$	US$
Deferred tax assets
Allowance doubtful accounts	1,965	3,523	4,677
Accrued expenses	32,253	43,212	55,172
Net operating loss carry-forward	14,611	22,299	43,049
Tax impact from the long term investments disposed to a related party	—	1,521	1,521

Total deferred tax assets	48,829	70,555	104,419

Less: valuation allowance	(5,506)	(9,088)	(41,095)

Total deferred tax assets, net	43,323	61,467	63,324

Deferred tax liabilities
Acquired assets	3,308	5,038	3,598
Tax impact from the unrealized gain on available-for-sale investments	8,825	13,743	8,308

Total deferred tax liabilities	12,133	18,781	11,906

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ earnings within the Group.
The Group determined the valuation allowance on an entity by entity basis. The valuation allowance, which is primarily related to entities with net operating loss carry-forwards for which the Company does not believe it will ultimately be realized, was US$5,506 US$9,088 and US$41,095 as of May 31, 2018
,
2019 and 2020, respectively.
As of May 31, 2020, the Group had net operating loss carried-forwards of US$202,077 from the Company’s PRC subsidiaries, the VIEs, the VIE’s subsidiaries and schools which will expire on various dates from May 31, 2021 to May 31, 2025.
A reconciliation of the effective tax rates from 25% statutory tax rates for the years ended May 31, 2018, 2019 and 2020 was as follows:

	For the years ended May 31,
	2018	2019	2020
	%	%	%
Statutory tax rate	25.00	25.00	25.00
Effect of not deductible expenses for tax purposes	4.35	16.70	5.93
Tax effect of exempt entities	(8.10)	(6.91)	(5.50)
Effect of tax holiday	(5.70)	(9.73)	(5.13)
Changes in valuation allowance	0.43	1.13	6.53
Effect of dividend withholding tax	0.66	0.77	0.63

Effective tax rate	16.64	26.96	27.46

If the WFOE and certain subsidiaries and schools of the VIEs did not enjoy income tax exemptions and preferential tax rates for the years ended May 31, 2018, 2019 and 2020, the increase in income tax expenses and the decrease in net income per share amounts would be as follows:

	For the years ended May 31,
	2018	2019	2020
	US$	US$	US$
Increase in income tax expenses	48,444	51,002	50,809
Decrease in net income per share - basic	0.31	0.32	0.32
Decrease in net income per share - diluted	0.31	0.32	0.32

Under the New Income Tax Law effective from January 1, 2008, the rules for determining whether an entity is resident in the PRC for tax purposes have changed and the determination of residence depends among other things on the “place of actual management”. If the Group, or its non-PRC subsidiaries, were to be determined as a PRC resident for tax purposes, they would be subject to a 25% income tax rate on their worldwide income including the income arising in jurisdictions outside the PRC. The Group does not believe that its legal entities organized outside of the PRC are considered the PRC residents.
If the Company were to be a non-resident for
 the
PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by the PRC schools and subsidiaries to their foreign investors, the withholding tax would be 10%, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. During the year ended May 31, 2018, Beijing Hewstone, Shanghai Smart Words, Beijing Smart Wood and Beijing Pioneer paid US$6,957 withholding tax when they paid a special dividend to their parent companies, Elite Concept and Smart Shine. In November 2018, Elite Concept started to enjoy a preferential tax rate of 5% under tax treaty treatment.
During the year ended May 31, 2019, Beijing Decision paid US$2,171 withholding tax when they paid a special dividend to Elite Concept
During the year ended May 31,
2020
, Beijing Decision
, Beijing Hewstone, Beijing Right Time, Beijing Top and Beijing Magnificence
paid US$3,062 withholding tax when they paid a special dividend to Elite Concept.
Aggregate undistributed earnings of the Company’s PRC subsidiaries and the VIEs that are available for distribution were US$1,819,317 US$1,972,912 and US$2,279,550 as of May 31, 2018, 2019 and 2020, respectively. Upon distribution of such earnings, the Company will be subject to the PRC EIT, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because the relevant subsidiaries and the VIEs do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, no deferred tax liabilities were
recorded for taxable temporary differences attributable to the undistributed earnings because the Company believes the undistributed earnings can be distributed in a manner that would not be subject to income tax.
The Group did not identify any significant unrecognized tax benefits for the years ended May 31, 2018, 2019 and 2020. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.
According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding US$16 (RMB0.1 million) is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion
. Therefore, the Group’s PRC domiciled entities are
subject
to examination by the PRC tax authorities based on the above.